Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 68,380	$ 130,340
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(119,338)	(6,753)
Currency translation differences	(43,613)	(44,906)
Tax effect	29,060	(1,672)
Net income/(expenses) recognized directly in equity	(133,891)	(53,331)
Cash flow hedges	41,062	51,049
Tax effect	(10,266)	(12,762)
Transfers to income statement	30,796	38,287
Other comprehensive income/(loss)	(103,095)	(15,044)
Total comprehensive income/(loss) for the period	(34,715)	115,296
Total comprehensive (income)/loss attributable to non-controlling interest	(1,683)	(7,994)
Total comprehensive income/(loss) attributable to the Company	$ (36,398)	$ 107,302